UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
August 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.8%	Rate (%)	Date	Amount ($)	Value ($)
New York--89.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000	4,583,385
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000	1,004,680
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000 a	1,066,720
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000 a	813,277
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	3,565,000	3,695,871
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/35	1,500,000 a	1,539,165
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000 a	5,323,429
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	2,740,000	2,516,361
JPMorgan Chase Putters/Drivers

Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000 a,b,c,d	4,416,520
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000	3,480,900
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000	2,690,543
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000	1,087,450
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000	1,201,240
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000	3,151,470
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	7,745,000	8,397,671
New York City,
GO	5.38	12/1/20	5,000	5,284
New York City,
GO	5.00	8/1/21	2,000,000	2,274,380
New York City,
GO	5.00	8/1/22	1,200,000	1,354,668
New York City,
GO	5.50	6/1/23	150,000	165,285
New York City,
GO	5.25	8/15/24	5,420,000	6,121,944
New York City,
GO (Prerefunded)	5.38	12/1/11	260,000 e	276,669
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000	3,734,854

New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	7,500,000	7,456,575
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000	5,927,650
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,359,370
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000	3,321,570
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000	3,284,073
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,849,975
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/25	2,000,000	2,194,480
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/36	4,000,000	4,194,200
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000	4,566,720
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	3,565,000	3,964,173
New York City Transitional Finance
Authority, Future Tax Secured

Revenue	5.00	11/1/28	2,695,000	2,910,223
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	5,000,000	5,215,550
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/16	3,000,000 a	3,011,700
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000	3,881,299
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/15/27	2,505,000	2,697,710
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,037,710
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	2,975,000 a	3,057,675
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	3,345,000 a	3,579,217
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	2,580,000	2,792,618
New York State Dormitory
Authority, Revenue
(Consolidated City University

System)	5.63	7/1/16	6,500,000 a	7,451,535
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000 a	2,914,575
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000 a	2,688,368
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	4,500,000 a	5,205,600
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	4,500,000 a	4,812,705
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000 a	2,218,680
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000 a	2,150,660
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	1,725,000	1,859,705
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	2,475,000	2,528,287
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	2,000,000	2,143,520
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000 a	2,539,634
New York State Dormitory
Authority, Revenue (New York

Methodist Hospital)	5.25	7/1/33	2,000,000	2,013,640
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,338,962
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	5,500,000 a	5,894,020
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/34	2,000,000 a	2,157,540
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000	2,122,280
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000	2,586,025
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000	5,773,157
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000 a	2,115,600
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,553,310
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000	1,530,795
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	5,250,000 a	5,927,250
New York State Dormitory
Authority, Revenue (Siena
College)	5.00	7/1/31	1,015,000	1,056,849
New York State Dormitory

Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	4,060,000 a	4,876,222
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	2,500,000 a	2,779,475
New York State Dormitory
Authority, Revenue (Teachers
College)	5.38	3/1/29	2,000,000 a	2,191,980
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	4,000,000	4,542,320
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000 a	4,383,840
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	6,870,000 a	7,091,832
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	3,475,000	3,586,304
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	2,500,000	2,992,175
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/26	1,730,000	1,995,296
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000	5,095,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New

York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/29	2,470,000	2,806,513
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	3,825,179
New York State Mortgage Agency,
Education Loan Revenue (New
York Higher Education Loan
Program)	5.25	11/1/20	3,105,000 a	3,539,824
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,500,000	1,643,625
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,442,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,528,750
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,800,250
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,865,475
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	3,304,770
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,500,000	8,673,375
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	5,581,250
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	3,391,890

New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,192,330	3,192,330
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	1/1/14	3,000,000	3,207,750
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000	2,262,820
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000 e	2,769,235
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	3,000,000 e	3,390,900
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	3,470,000	3,512,438
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	1,680,000	1,868,513
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	1,685,000	1,531,075
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000	2,280,720

Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000	5,492,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000 a	2,085,820
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	2,000,000 a	2,057,820
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	2,000,000 a	2,080,340
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000 a	2,558,139
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000 a	1,549,961
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/31	3,335,000 a	3,601,833
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000	4,629,450
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	1,120,000	1,170,837
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000 e	2,608,480
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000	1,850,855
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	4,655,000	5,126,365

Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000	3,241,680
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/32	5,000,000	5,257,950
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,832,200
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	916,608
U.S. Related--10.2%
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,010,050
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	4,000,000	4,339,920
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000	2,125,640
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	1,000,000	1,073,910
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,500,000	1,628,235
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	3,045,000 e	3,721,386
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	4,000,000	4,358,800
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000	3,179,760
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	2,096,940
Puerto Rico Electric Power
Authority, Power Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/25	1,705,000	1,960,222
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	2,500,000	2,501,825
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,640,750
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000	4,428,280
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000	3,295,020
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,637,675
Total Long-Term Municipal Investments
(cost $376,258,566)				401,799,178
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.27	9/1/10	100,000 f	100,000
New York City,
GO Notes (LOC; Bank of America)	0.26	9/1/10	1,000,000 f	1,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.25	9/1/10	1,100,000 f	1,100,000
Total Short-Term Municipal Investments
(cost $2,200,000)				2,200,000
Total Investments (cost $378,458,566)			100.3%	403,999,178
Liabilities, Less Cash and Receivables			(.3%)	(1,255,218)
Net Assets			100.0%	402,743,960

a	At August 31, 2010, the fund had $107,680,956 or 26.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b	Purchased on a delayed delivery basis.
c	Collateral for floating rate borrowings.
d

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, this security had a total market value of $4,416,520 or 1.1% of net assets.

e

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $378,458,566. Net unrealized appreciation on investments was $25,540,612 of which $26,543,717 related to appreciated investment securities and $1,003,105 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	403,999,178	-	403,999,178

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments distribution fee and/or service fee. Class A shares are sold with a frontend sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend re-investment and permitted exchanges of Class B shares. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date: October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)